Investments - Contractual Maturities (Details) - Short-term investments and fixed maturities $ in Thousands	Dec. 31, 2020 USD ($)
Amortized Cost
One year or less	$ 489,559
More than one year through two years	710,621
More than two years through five years	2,097,923
More than five years through ten years	1,974,838
More than ten years	1,544,533
Fixed maturity investments, at amortized cost	8,758,895
Fair Value
One year or less	494,490
More than one year through two years	726,331
More than two years through five years	2,206,020
More than five years through ten years	2,151,191
More than ten years	1,775,652
Trading securities, debt	$ 9,319,179
% of Total Fair Value
One year or less	5.30%
More than one year through two years	7.80%
More than two years through five years	23.70%
More than five years through ten years	23.10%
More than ten years	19.00%
Trading securities, percentage of fair value	100.00%
Residential mortgage-backed
Amortized Cost
Securities without single maturity date	$ 545,628
Fair Value
Securities without single maturity date	$ 553,945
% of Total Fair Value
Securities without single maturity date	5.90%
Commercial mortgage-backed
Amortized Cost
Securities without single maturity date	$ 828,155
Fair Value
Securities without single maturity date	$ 854,090
% of Total Fair Value
Securities without single maturity date	9.20%
Asset-backed
Amortized Cost
Securities without single maturity date	$ 567,638
Fair Value
Securities without single maturity date	$ 557,460
% of Total Fair Value
Securities without single maturity date	6.00%